Expense Example - FidelityDividendGrowthFund-KPRO - FidelityDividendGrowthFund-KPRO - Fidelity Dividend Growth Fund - Fidelity Dividend Growth Fund - Class K	Sep. 29, 2023 USD ($)
Expense Example:
1 year	$ 50
3 years	157
5 years	274
10 years	$ 616